SUBSEQUENT EVENT (Details Narrative) - $ / shares	Dec. 23, 2024	Apr. 21, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 11, 2023	Oct. 21, 2022
Subsequent Event [Line Items]
Common Stock, Par or Stated Value Per Share						$ 0.001
Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues		5,318,548
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001	$ 0.0001
Subsequent Event [Member] | Aegis Capital Corp. [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	115,000
Subsequent Event [Member] | IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues	2,300,000
Common Stock, Par or Stated Value Per Share	$ 0.0001
Share Price	$ 4.50